Expense Example, No Redemption (Vanguard Windsor II Fund Participant:)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356